Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities
11. Accounts Payable and Accrued Liabilities

(a) Debt Settlement and Derecognition:

In 2016, the Company entered into a debt settlement with a creditor whereby a debt of $138,000 was settled with a cash payment of $33,000, resulting in a gain on debt settlement of $105,000. In 2016, the Company also derecognized debt of $3,000 owed to a foreign creditor, and recognized a gain of $3,000 from the derecognition of accounts payable.

In 2015, the Company entered into shares for debt settlements with certain directors and officers and recognized a gain on debt settlement of $54,000 (Note 12(b)(iii)).

(b) Flow-Through Tax Indemnification:

In 2015, the Company incurred a shortfall of CAD$14,000 in Canadian exploration expenditures for flow through purposes and recognized a provision of US$2,000 for flow through indemnification as at December 31, 2017 (2016 – US$2,000) which is included in accounts payable and accrued liabilities.

(c) Flow Through Premium Liability

On April 21, 2017, the Company closed a private placement for 3.8 million flow through common shares at CAD$0.13 per share for gross proceeds of CAD$500,000. The fair value of the shares was CAD$0.11 per share, resulting in the recognition of a flow through premium liability of CAD$0.02 per share for a total of CAD$76,900. Note 12(b)(i).

Balance, December 31, 2016 and 2015	$-
Add:
Excess of subscription price over fair value of flow through common shares	57
Foreign currency translation adjustment	4
Less:
Income tax recovery	(7)
Balance, December 31, 2017	$54

(d) Deferred Royalty Liability

The 3% NSR for the Fondaway Canyon project which was acquired in March 2017 has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out in full. A balance of $425,000 was remaining upon the closing of the Membership Agreement. (Note 7(b)).

Deferred Royalty
Liability

Balance, December 31, 2016 and 2015	$-
Add:
Obligation for advance royalty payments	183
Interest	23
Less:
Advance royalty payment	(35)
Balance, December 31, 2017	$171